Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
July 31, 2026
SCF-S-NPRT3-0926
1.907962.116
Common Stocks - 94.3%
	Shares	Value ($)
AUSTRALIA - 3.0%
Financials - 1.7%
Financial Services - 0.3%
Cuscal Ltd	2,191,000	7,742,898
Insurance - 1.4%
AUB Group Ltd	642,410	12,518,058
Steadfast Group Ltd	6,574,057	23,494,041
		36,012,099
TOTAL FINANCIALS		43,754,997
Materials - 1.0%
Metals & Mining - 1.0%
Imdex Ltd	9,564,147	24,706,882
Real Estate - 0.3%
Retail REITs - 0.3%
Charter Hall Retail REIT	3,592,852	10,155,125
TOTAL AUSTRALIA		78,617,004
AUSTRIA - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (b)	20,300	3,061,890
BELGIUM - 3.2%
Financials - 1.4%
Banks - 1.4%
KBC Ancora	342,579	35,000,985
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fagron	427,525	11,437,611
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Melexis NV	149,772	11,796,064
Real Estate - 1.0%
Industrial REITs - 1.0%
Warehouses De Pauw CVA	967,465	24,900,912
TOTAL BELGIUM		83,135,572
BRAZIL - 0.7%
Industrials - 0.7%
Commercial Services & Supplies - 0.7%
Orizon Valorizacao de Residuos SA (b)	1,293,600	17,990,945
CANADA - 4.1%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
North West Co Inc/The	223,866	8,120,401
Energy - 0.4%
Energy Equipment & Services - 0.4%
TerraVest Industries Inc	125,400	10,218,242
Financials - 1.0%
Capital Markets - 1.0%
Onex Corp Subordinate Voting Shares	323,000	24,732,190
Industrials - 0.9%
Trading Companies & Distributors - 0.9%
Richelieu Hardware Ltd	968,220	24,491,266
Information Technology - 0.6%
Software - 0.6%
Lumine Group Inc Subordinate Voting Shares (a)(b)	849,100	14,682,159
Materials - 0.9%
Metals & Mining - 0.9%
OR Royalties Inc	783,200	23,275,038
TOTAL CANADA		105,519,296
CHINA - 0.6%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	1,836,691	5,448,437
Health Care - 0.3%
Pharmaceuticals - 0.3%
Consun Pharmaceutical Group Ltd	3,690,825	6,442,848
Industrials - 0.1%
Machinery - 0.1%
Sany Heavy Equipment International Holdings Co Ltd	2,938,000	2,783,503
TOTAL CHINA		14,674,788
EGYPT - 0.3%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Integrated Diagnostics Holdings PLC (a)(e)	12,971,943	7,134,569
FRANCE - 6.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Valeo SE	539,414	9,255,736
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Gaztransport Et Technigaz SA	78,439	17,701,443
Health Care - 0.7%
Pharmaceuticals - 0.7%
Vetoquinol SA	222,403	18,721,873
Industrials - 3.0%
Aerospace & Defense - 0.8%
LISI SA	295,588	21,576,267
Commercial Services & Supplies - 1.3%
Elis SA	1,122,700	32,081,217
Ground Transportation - 0.5%
Stef SA (c)	86,195	13,458,187
Trading Companies & Distributors - 0.4%
Thermador Groupe	107,242	9,361,524
TOTAL INDUSTRIALS		76,477,195
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
SOITEC (b)	72,900	8,742,722
Real Estate - 1.0%
Industrial REITs - 0.6%
ARGAN SA	171,700	15,008,086
Retail REITs - 0.4%
Carmila SA	580,200	11,307,074
TOTAL REAL ESTATE		26,315,160
TOTAL FRANCE		157,214,129
GERMANY - 2.2%
Consumer Discretionary - 1.8%
Specialty Retail - 1.8%
Auto1 Group SE (b)(c)	1,741,200	45,337,587
Industrials - 0.3%
Machinery - 0.3%
Stabilus SE	400,404	6,639,618
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
LPKF Laser & Electronics SE (b)	202,620	3,329,530
Software - 0.0%
Mensch und Maschine Software SE	38,691	1,659,735
TOTAL INFORMATION TECHNOLOGY		4,989,265
TOTAL GERMANY		56,966,470
GREECE - 0.8%
Industrials - 0.8%
Construction & Engineering - 0.3%
GEK TERNA SA	178,100	9,287,103
Transportation Infrastructure - 0.5%
Athens International Airport SA	1,005,100	12,239,368
TOTAL GREECE		21,526,471
INDONESIA - 0.6%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Selamat Sempurna Tbk PT	78,098,100	7,699,091
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	107,214,000	7,884,544
TOTAL INDONESIA		15,583,635
IRELAND - 1.6%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC	4,244,483	11,927,247
Industrials - 0.9%
Building Products - 0.7%
Kingspan Group PLC	193,181	17,877,025
Machinery - 0.2%
Mincon Group Plc	8,669,733	6,398,402
TOTAL INDUSTRIALS		24,275,427
Real Estate - 0.2%
Residential REITs - 0.2%
Irish Residential Properties Reit PLC	5,074,840	6,343,624
TOTAL IRELAND		42,546,298
ISRAEL - 0.7%
Financials - 0.5%
Capital Markets - 0.5%
Tel Aviv Stock Exchange Ltd	361,408	13,952,607
Information Technology - 0.2%
Communications Equipment - 0.2%
Ituran Location and Control Ltd	80,732	4,453,177
TOTAL ISRAEL		18,405,784
ITALY - 2.4%
Financials - 0.3%
Financial Services - 0.3%
BFF Bank SpA (a)(b)(c)(e)	1,207,900	4,067,238
Generalfinance SpA	201,498	4,925,978
TOTAL FINANCIALS		8,993,216
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	202,310	12,049,624
Industrials - 1.6%
Machinery - 1.6%
Interpump Group SpA	1,041,107	41,707,195
TOTAL ITALY		62,750,035
JAPAN - 34.0%
Consumer Discretionary - 6.6%
Automobile Components - 1.5%
Niterra Co Ltd	399,597	23,335,922
Toyo Tire Corp	606,000	16,073,799
		39,409,721
Distributors - 0.2%
Central Automotive Products Ltd	596,737	7,665,753
Diversified Consumer Services - 0.6%
Aucnet Inc	1,863,772	15,528,432
Hotels, Restaurants & Leisure - 3.0%
Curves Holdings Co Ltd	3,151,052	18,914,752
Gift Holdings Inc	583,016	18,811,413
Koshidaka Holdings Co Ltd	3,348,427	22,021,735
Metaplanet Inc (b)(c)	2,690,700	3,918,297
Monogatari Corp/The	369,088	12,679,451
		76,345,648
Specialty Retail - 1.3%
USS Co Ltd	2,566,800	32,415,804
TOTAL CONSUMER DISCRETIONARY		171,365,358
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 1.8%
Kato Sangyo Co Ltd	119,400	4,767,591
Tsuruha Holdings Inc (c)	2,045,300	31,223,071
YAKUODO Holdings Co Ltd	856,738	9,262,449
		45,253,111
Food Products - 0.1%
Iwatsuka Confectionery Co Ltd	207,900	4,044,056
Personal Care Products - 0.2%
Artnature Inc	1,090,200	6,048,702
TOTAL CONSUMER STAPLES		55,345,869
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Itochu Enex Co Ltd	260,800	3,537,504
Iwatani Corp	930,700	11,846,877
San-Ai Obbli Co Ltd	1,176,582	17,112,340
TOTAL ENERGY		32,496,721
Financials - 3.7%
Banks - 3.7%
Chiba Bank Ltd/The	1,197,900	19,471,936
Hachijuni Nagano Bank Ltd	1,202,600	18,686,035
Hokuhoku Financial Group Inc (c)	1,234,800	57,132,701
TOTAL FINANCIALS		95,290,672
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Medikit Co Ltd	606,300	10,663,474
Nagaileben Co Ltd	1,418,000	15,865,815
Techno Medica Co Ltd	268,600	3,362,275
		29,891,564
Health Care Technology - 0.0%
Software Service Inc	25,500	1,754,106
TOTAL HEALTH CARE		31,645,670
Industrials - 9.1%
Commercial Services & Supplies - 4.6%
CTS Co Ltd	123,400	651,196
Daiei Kankyo Co Ltd	2,082,900	48,727,743
Japan Elevator Service Holdings Co Ltd	3,529,500	37,407,035
Midac Holdings Co Ltd	494,817	6,777,177
Park24 Co Ltd	1,197,100	14,816,776
Pronexus Inc	918,797	6,829,375
		115,209,302
Construction & Engineering - 1.1%
SHO-BOND Holdings Co Ltd	3,509,600	29,047,841
Machinery - 2.4%
Daifuku Co Ltd	548,754	20,214,021
IHI Corp	784,000	13,708,205
Mitsuboshi Belting Ltd	19,152	489,100
Moriya Transportation Engineering & Manufacturing Co Ltd	379,200	5,497,770
NS Tool Co Ltd (d)	1,369,800	8,241,442
Tocalo Co Ltd	794,442	14,249,163
		62,399,701
Trading Companies & Distributors - 1.0%
Mitani Corp	531,500	9,651,576
Sojitz Corp	495,100	16,541,543
		26,193,119
TOTAL INDUSTRIALS		232,849,963
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 4.0%
Ai Holdings Corp	90,272	1,662,542
Azbil Corp	6,077,132	62,928,822
Maruwa Co Ltd/Aichi	32,100	10,869,236
Rigaku Holdings Corp (c)	948,390	12,003,171
Shimadzu Corp	581,310	14,784,180
		102,247,951
Semiconductors & Semiconductor Equipment - 1.4%
Micronics Japan Co Ltd	76,600	6,246,162
Shibaura Mechatronics Corp	1,108,600	29,535,824
		35,781,986
Software - 0.3%
Broadleaf Co Ltd	1,206,646	3,334,560
Miroku Jyoho Service Co Ltd	137,476	1,572,216
Systena Corp	2,050,000	5,399,961
		10,306,737
TOTAL INFORMATION TECHNOLOGY		148,336,674
Materials - 2.3%
Chemicals - 1.7%
Nissan Chemical Corp	384,200	17,858,622
SK Kaken Co Ltd	456,468	25,100,704
		42,959,326
Construction Materials - 0.3%
Maeda Kosen Co Ltd	700,658	8,630,013
Containers & Packaging - 0.3%
FP Corp	318,600	5,053,797
Fuji Seal International Inc	172,300	3,246,026
		8,299,823
TOTAL MATERIALS		59,889,162
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Arealink Co Ltd	214,665	1,334,229
Goldcrest Co Ltd	671,100	13,615,819
Katitas Co Ltd	300,000	6,356,361
Tokyo Tatemono Co Ltd	665,650	14,046,059
TOTAL REAL ESTATE		35,352,468
Utilities - 0.6%
Electric Utilities - 0.6%
Shikoku Electric Power Co Inc	1,485,900	15,419,532
TOTAL JAPAN		877,992,089
KOREA (SOUTH) - 0.5%
Financials - 0.5%
Insurance - 0.5%
Hyundai Marine & Fire Insurance Co Ltd (b)	323,230	8,494,945
Seoul Guarantee Insurance Co	141,201	4,169,995

TOTAL KOREA (SOUTH)		12,664,940
NETHERLANDS - 3.8%
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	111,393	8,355,857
Industrials - 2.9%
Construction & Engineering - 0.4%
Koninklijke Heijmans N.V depository receipt	101,100	10,894,725
Machinery - 2.5%
Aalberts NV	1,293,435	63,479,286
TOTAL INDUSTRIALS		74,374,011
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
CTP NV (a)(e)	864,700	15,535,267
TOTAL NETHERLANDS		98,265,135
NORWAY - 1.2%
Energy - 1.0%
Energy Equipment & Services - 1.0%
TGS ASA	1,853,374	24,913,727
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA	254,551	6,070,011
TOTAL NORWAY		30,983,738
PHILIPPINES - 0.7%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	1,099,000	17,257,496
SINGAPORE - 0.7%
Industrials - 0.3%
Construction & Engineering - 0.3%
Boustead Singapore Ltd	5,371,900	8,294,092
Real Estate - 0.4%
Health Care REITs - 0.4%
Parkway Life Real Estate Investment Trust	2,756,900	9,072,381
TOTAL SINGAPORE		17,366,473
SPAIN - 1.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	214,835	6,552,643
Consumer Staples - 0.4%
Food Products - 0.4%
Viscofan SA (c)	175,390	11,609,206
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Clinica Baviera SA	98,079	6,740,748
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Befesa SA (a)(e)	280,700	11,312,938
Materials - 0.4%
Containers & Packaging - 0.4%
Vidrala SA	90,980	9,190,430
TOTAL SPAIN		45,405,965
SWEDEN - 6.3%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Rusta AB	2,351,949	21,797,431
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	440,254	7,471,492
Industrials - 2.4%
Machinery - 0.5%
Beijer Alma AB B Shares	375,489	11,751,037
Trading Companies & Distributors - 1.9%
AddTech AB B Shares	530,796	19,320,524
Bergman & Beving AB B Shares	1,020,564	29,366,589
		48,687,113
TOTAL INDUSTRIALS		60,438,150
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Lagercrantz Group AB B Shares	1,248,107	29,360,439
Materials - 0.9%
Chemicals - 0.1%
KB Components AB	900,000	3,733,381
Metals & Mining - 0.8%
Alleima AB	1,676,203	19,891,510
TOTAL MATERIALS		23,624,891
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Intea Fastigheter AB B Shares	1,048,200	8,123,875
John Mattson Fastighetsforetagen AB	2,000,531	12,542,448
TOTAL REAL ESTATE		20,666,323
TOTAL SWEDEN		163,358,726
SWITZERLAND - 0.8%
Industrials - 0.3%
Electrical Equipment - 0.3%
Huber + Suhner AG	34,260	8,026,277
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Infracore SA	182,020	11,932,785
TOTAL SWITZERLAND		19,959,062
TAIWAN - 1.3%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Addcn Technology Co Ltd (d)	3,254,235	14,550,658
Industrials - 0.7%
Electrical Equipment - 0.7%
Bizlink Holding Inc	287,000	18,281,546
TOTAL TAIWAN		32,832,204
TURKEY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,704,000	16,815,089
UNITED KINGDOM - 13.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.0%
Zegona Communications plc	1,276,800	25,158,202
Interactive Media & Services - 0.7%
Trustpilot Group PLC (a)(b)(e)	5,000,346	18,236,319
TOTAL COMMUNICATION SERVICES		43,394,521
Consumer Discretionary - 1.6%
Automobile Components - 0.1%
AB Dynamics PLC	291,090	2,903,142
Hotels, Restaurants & Leisure - 0.2%
Dp Poland PLC (b)	42,210,188	3,982,215
Leisure Products - 1.3%
Games Workshop Group PLC	129,377	33,339,133
TOTAL CONSUMER DISCRETIONARY		40,224,490
Energy - 0.4%
Energy Equipment & Services - 0.4%
Subsea 7 SA	356,400	11,973,385
Financials - 0.9%
Banks - 0.9%
Metro Bank Holdings PLC (b)	9,869,545	23,543,972
Industrials - 2.2%
Aerospace & Defense - 0.3%
Avon Technologies PLC	367,609	8,452,292
Air Freight & Logistics - 0.0%
Ferrari Group PLC	50,922	471,527
Machinery - 0.8%
Bodycote PLC	347,924	3,387,908
Spirax Group PLC	185,050	17,320,909
		20,708,817
Marine Transportation - 0.5%
Clarkson PLC	183,434	11,693,656
Trading Companies & Distributors - 0.6%
Howden Joinery Group PLC	1,438,582	15,287,824
TOTAL INDUSTRIALS		56,614,116
Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 2.7%
Oxford Instruments PLC	1,881,600	69,281,509
Software - 0.3%
Pinewood Technologies Group PLC (b)(c)	1,490,000	8,635,034
TOTAL INFORMATION TECHNOLOGY		77,916,543
Materials - 3.4%
Construction Materials - 1.0%
SigmaRoc PLC (b)	15,913,642	26,423,457
Metals & Mining - 2.4%
Hill & Smith PLC	1,567,204	60,197,678
TOTAL MATERIALS		86,621,135
TOTAL UNITED KINGDOM		340,288,162
UNITED STATES - 2.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC ADR	104,484	16,955,664
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
PriceSmart Inc (c)	191,312	37,097,310
Health Care - 0.8%
Biotechnology - 0.2%
Legend Biotech Corp ADR (b)	266,813	4,949,381
Health Care Equipment & Supplies - 0.6%
Anteris Technologies Global Corp (b)	1,987,400	15,581,216
TOTAL HEALTH CARE		20,530,597
Industrials - 0.0%
Aerospace & Defense - 0.0%
Cirrus Aircraft Ltd (c)	217,900	1,217,532
TOTAL UNITED STATES		75,801,103
TOTAL COMMON STOCKS (Cost $1,808,722,702)		2,434,117,068

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (b)(f)(g)	283	2,386,454
Valsoft Corp Series A-1.3 (b)(f)(g)	100	843,270
Valsoft Corp Series A-1.4 (b)(f)(g)	130	1,096,251

TOTAL CANADA		4,325,975
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,018,659)		4,325,975

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	119,145,537	119,169,366
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	36,337,656	36,341,290
TOTAL MONEY MARKET FUNDS (Cost $155,505,247)			155,510,656

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,970,246,608)	2,593,953,699
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(12,095,011)
NET ASSETS - 100.0%	2,581,858,688

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $70,968,490 or 2.7% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,286,331 or 2.2% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,325,975 or 0.2% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $29,801,710.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Valsoft Corp Series A-1.2	3/14/2025	3,314,981

Valsoft Corp Series A-1.3	3/17/2025	992,687

Valsoft Corp Series A-1.4	3/17/2025	1,710,991

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	57,886,143	1,471,724,855	1,410,439,570	1,699,352	(6,576)	4,514	119,169,366	119,145,537
Fidelity Securities Lending Cash Central Fund	63,940,363	576,042,616	603,638,130	667,314	(3,560)	1	36,341,290	36,337,656
	121,826,506	2,047,767,471	2,014,077,700	2,366,666	(10,136)	4,515	155,510,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Addcn Technology Co Ltd	20,238,502	-	1,540,827	440,329	(551,106)	(3,595,911)	14,550,658	3,254,235
Curves Holdings Co Ltd	26,063,023	-	13,444,541	284,787	(2,661,969)	8,958,239	-	-
Koshidaka Holdings Co Ltd	40,142,351	-	12,930,513	308,838	(731,033)	(4,459,070)	-	-
NS Tool Co Ltd	7,177,367	-	430,889	107,494	(664,107)	2,159,071	8,241,442	1,369,800
Total	93,621,243	-	28,346,770	1,141,448	(4,608,215)	3,062,329	22,792,100

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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